Non-controlling Interests - Additional Information (Detail) - Empresa Digital Peruana SAC [Member] - USD ($) $ in Thousands	1 Months Ended
	May 31, 2019	Apr. 30, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Equity interest acquired	27.60%
Ownership interest	100.00%	72.40%
Total cash consideration	$ 3,178
Increase in accumulated deficit	$ 3,178